Inventory (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Raw materials	$ 1,649,403	$ 822,538
Finished products	321,473	282,783
Work in process	876,003	153,261
Subtotal	2,846,879	1,258,582
Inventory reserve	(84,863)	(59,832)
Inventory from continuing operations	2,762,016	1,075,573
Inventory Net Include Discontinued Operations	2,762,016	1,198,750
Less: inventory from discontinued operations	$ 0	$ 123,177